CONVERTIBLE SENIOR NOTES (Details) (USD $)	12 Months Ended			1 Months Ended		6 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2011	Jul. 31, 2008	Jul. 15, 2013 item	Jun. 30, 2014 item	Oct. 31, 2014 item	Aug. 31, 2011	Jul. 23, 2008	Jun. 01, 2014
Convertible Senior Notes
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Issuance costs	$ 8,704,466
Amortization expense	1,131,147
Payment for call options in connection with convertible senior notes issuance	52,311,578
Share Lending Agreement
Cash payment for repurchase of notes		26,292,375	39,082,576
Gain on repurchase of convertible senior notes		282,625	5,091,424
Unamortized amount of the issuance cost associated with Share Lending Arrangement	3,092,580
4.0% Notes Due 2013
Convertible Senior Notes
Debt issued										138,000,000
Interest rate (as a percent)										4.00%
Initial conversion rate per $1,000 initial principal amount of notes (in shares)						59.0318
Principal amount used for debt instrument conversion ratio						1,000
Conversion price per American Depository Share (in dollars per ADS)						$ 16.94
Repurchase price as a percentage of principal amount of notes				100.00%
Minimum percentage of notes that may be require redemption in the event of default						25.00%
Proceeds, net of issuance costs					132,392,740
Issuance costs					5,607,260
Amortization expense	0
Share Lending Agreement
Aggregate principal amount of Notes repurchased									320,000
4.0% Notes Due 2013 | ADS
Convertible Senior Notes
Ratio to ordinary share	50
3.5% Notes Due 2019
Convertible Senior Notes
Debt issued							172,500,000
Interest rate (as a percent)							3.50%
Ordinary shares, par value (in dollars per share)							$ 0.00001
Initial conversion rate per $1,000 initial principal amount of notes (in shares)							69.9301
Principal amount used for debt instrument conversion ratio							1,000
Conversion price per American Depository Share (in dollars per ADS)							$ 14.30
Repurchase price as a percentage of principal amount of notes							100.00%
Minimum percentage of notes that may be require redemption in the event of default							3.50%
Proceeds, net of issuance costs							167,310,648
Issuance costs							5,189,352
unamortized amount of the issuance costs	4,363,273
3.5% Notes Due 2019 | Call Options
Convertible Senior Notes
Payment for call options in connection with convertible senior notes issuance							52,311,578
Fair value of the Call Options											52,311,578
Strick price							0
Numbers of ADS to settle the convertible note							4,755,598
4.0% Notes Due 2019
Convertible Senior Notes
Debt issued								115,000,000
Interest rate (as a percent)								4.00%
Initial conversion rate per $1,000 initial principal amount of notes (in shares)								68.0851
Principal amount used for debt instrument conversion ratio								1,000
Conversion price per American Depository Share (in dollars per ADS)								$ 14.69
Repurchase price as a percentage of principal amount of notes								100.00%
Minimum percentage of notes that may be require redemption in the event of default								4.00%
Proceeds, net of issuance costs								111,484,886
Issuance costs								3,515,114
unamortized amount of the issuance costs	3,351,030
Share Lending Arrangement
Convertible Senior Notes
Ordinary shares, par value (in dollars per share)								$ 0.00001
unamortized amount of the issuance costs								2,951,596
Share Lending Agreement
Loaned shares lent (in share)								391,489,250
Outstanding loaned shares (in share)	391,489,250
Unamortized amount of the issuance cost associated with Share Lending Arrangement								$ 3,092,580